SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

03-01    GF     2900     5.7900       6.91	       Weeden & Co.
03-04   " "     1600     5.9488       7.00              " "
03-05   " "     2900     5.9759       6.96              " "
03-06   " "     1900     5.9095       7.05		  " "
03-07   " "     2900     5.9803       7.14              " "
03-08   " "     1600     6.0300       7.17              " "
03-11   " "     2900     5.9790       7.15              " "
03-12   " "     1800     5.9111       6.97              " "
03-13   " "     2500     5.9000       6.92              " "
03-14   " "     2500     5.9000       7.00              " "
03-15   " "     2200     5.9100       7.00              " "
03-19   " "     3000     5.9500       7.11              " "
03-20   " "     1600     5.9500       7.07              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          04/01/02